Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Movements on Goodwill	Movements on goodwill during the year were as follows:

	Buzzinate	OptAim	Total
Balance as of January 1, 2016, December 31, 2016 and 2017	2,958	45,538	48,496